Consolidated Statements of Operations Information (Tables)	12 Months Ended
Dec. 31, 2021
Consolidated Statements of Operations Information
Schedule of gross revenue

Years ended December 31:	2021	2020	2019
Royalty, goods and products and services	$60,201	$48,441	$101,013
Interest	405	531	1,057
Dividends	244	—	—
Gain on securities, net	—	758	931
Other, including medical and real estate sectors	10,441	9,702	10,266
Revenue	$71,291	$59,432	$113,267

Schedule of group's costs of sales and services comprised

Years Ended December 31:	2021	2020	2019
Royalty, goods and products and services	$22,933	$22,102	$95,189
Market value increase on commodity inventories	—	—	(160)
(Reversal of) write-down of inventories	(19)	469	1,822
Gain on derivative contracts, net	(1,376)	—	(122)
Fair value gain on investment property, net of write-down of real estate for sale	(407)	(757)	(3,122)
Loss (gain) on dispositions of subsidiaries, net	—	546	(2,243)
Gains on settlements and derecognition of liabilities	(390)	(2,600)	(1,168)
Change in fair value of loan payable measured at FVTPL	1,616	549	979
Losses on securities, net	2,320	—	—
Other, including medical and real estate sectors	6,241	6,561	5,386
Total costs of sales and services	$30,918	$26,870	$96,561

Schedule of costs of sales and services

Years ended December 31:	2021	2020	2019
Inventories as costs of goods sold (including depreciation expenses allocated to costs of goods sold)	$3,488	$5,041	$72,414

Schedule of Group's credit lossees

Years ended December 31:	2021	2020	2019
Credit losses on loans and receivables and guarantees, net of reversal	$88	$(3,108)	$13,398

Schedule of Gain on Disposition of subsidiaries

Years Ended December 31:	2021	2020	2019
Net assets (liabilities) in excess of considerations received	$—	$331	$(485)
Reclassification adjustment for the exchange differences upon dispositions of subsidiaries	—	215	(1,758)
Loss (gain) on dispositions of subsidiaries, net (see Note 28)	$—	$546	$(2,243)

Schedule of selling, general and administrative expenses

Years ended December 31:	2021	2020	2019
Compensation (wages and salaries)	$4,551	$4,083	$6,762
Legal and professional	6,395	6,794	5,050
Accounting	1,238	1,294	1,965
Consulting and fees	3,423	2,836	2,365
Depreciation and amortization	481	557	502
Office	948	708	874
Reimbursement of expenses (net of recovery)	1,018	257	749
Other	3,090	3,372	4,306
	$21,144	$19,901	$22,573

Schedule of nature of expenses incurred in continuing operations

Years Ended December 31:	2021	2020	2019
Depreciation, depletion and amortization	$11,023	$11,470	$8,287
Employee benefits expenses*	6,922	7,253	13,727

*     Employee benefits expenses do not include the directors’ fees of the Company. For directors’ fees, see Note 25.